GENERAL - Indirect Subsidiaries (Details) - IDR (Rp) Rp in Billions		12 Months Ended
	Feb. 19, 2019	Dec. 31, 2019	Dec. 31, 2018
Sigma
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 6,824	Rp 7,758
Telekomunikasi Indonesia International Pte. Ltd., Singapore
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 3,763	Rp 3,413
Infomedia
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 2,629	Rp 2,381
TLT
Direct/ Indirect subsidiaries
Percentage of ownership interest		55.00%	55.00%
Total assets before elimination		Rp 2,057	Rp 2,128
Telekomunikasi Indonesia International Ltd., Hong Kong
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 2,026	Rp 1,185
MDI
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 1,732	Rp 1,178
MD Media
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 1,144	Rp 1,645
Finnet
Direct/ Indirect subsidiaries
Percentage of ownership interest		60.00%	60.00%
Total assets before elimination		Rp 1,001	Rp 1,011
PST
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	95.00%
Total assets before elimination		Rp 870
TL
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 735	Rp 677
TSGN
Direct/ Indirect subsidiaries
Percentage of ownership interest		70.00%	70.00%
Total assets before elimination		Rp 727	Rp 828
SSI
Direct/ Indirect subsidiaries
Percentage of ownership interest		51.00%	51.00%
Total assets before elimination		Rp 594	Rp 461
Melon
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 578	Rp 457
TMI
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%
Total assets before elimination		Rp 569
Ad Medika
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 395	Rp 346
GYS
Direct/ Indirect subsidiaries
Percentage of ownership interest		51.00%	51.00%
Total assets before elimination		Rp 286	Rp 250
NSI
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 266	Rp 286
Metra Plasa
Direct/ Indirect subsidiaries
Percentage of ownership interest		60.00%	60.00%
Total assets before elimination		Rp 221	Rp 167
Nutech
Direct/ Indirect subsidiaries
Percentage of ownership interest		60.00%	60.00%
Total assets before elimination		Rp 177	Rp 93
Telkom Australia
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 117	Rp 115
Telkom USA
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 90	Rp 57
Telin Malaysia
Direct/ Indirect subsidiaries
Percentage of ownership interest		70.00%	70.00%
Total assets before elimination		Rp 68	Rp 76
SMI
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 16	Rp 16